INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in Precision Autoimmune Therapeutics Co Ltd (PAT) (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2022 CNY (¥)
Schedule of Investments
Share of net loss of an equity investee		$ 48,000	$ 846,000
Precision Autoimmune Therapeutics Co., Ltd
Schedule of Investments
Aggregate consideration for equity investment	$ 3,000,000.0			¥ 20.0
Share of net loss of an equity investee		48,000	$ 800,000
Impairment of equity investment		$ 2,000,000.0
CASI China | Precision Autoimmune Therapeutics Co., Ltd
Schedule of Investments
Aggregate consideration for equity investment	$ 3,000,000.0			¥ 20.0
Percentage of equity held in joint venture	15.00%
Percentage of interest in board seats	33.33%